UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2010

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Aeropostale, Inc. *	57,438	$1,655,938	1.08%
NORDSTROM, INC.	18,675	762,874	0.50%
Ross Stores, Inc.	26,443	1,413,907	0.92%
The Gap, Inc.	29,100	672,501	0.44%
		4,505,220	2.94%
Auto Dealers, Gas Stations:
AutoNation, Inc. *	35,200	636,416	0.41%
Autozone, Inc. *	4,097	709,150	0.47%
		1,345,566	0.88%
Building Construction-General Contractors, Operation Build:
NVR, Inc. *	356	258,634	0.17%
Walter Energy, Inc.	8,544	788,355	0.51%
		1,046,989	0.68%
Business Services:
Adobe Systems Incorporated *	29,000	1,025,730	0.67%
Cognizant Technology Solutions Corporation *	14,039	715,708	0.47%
Computer Sciences Corporation *	19,300	1,051,657	0.68%
eBay Inc. *	25,051	675,124	0.44%
Google Inc. *	1,845	1,046,133	0.68%
Microsoft Corporation	75,609	2,213,075	1.44%
OMNICOM GROUP INC.	4,870	189,005	0.12%
Oracle Corporation	99,086	2,545,519	1.66%
Salesforce.com, Inc. *	3,104	231,093	0.15%
The Western Union Company	32,972	559,205	0.36%
Visa Inc.	18,435	1,678,138	1.09%
VMware Inc. *	5,185	276,361	0.18%
		12,206,748	7.94%
Chemicals and Allied Products:
Abbott Laboratories	36,000	1,896,480	1.23%
Air Products & Chemicals, Inc.	3,600	266,220	0.17%
Amgen Inc. *	23,602	1,410,455	0.92%
AstraZeneca PLC **	16,800	751,296	0.49%
Avon Products, Inc.	11,800	399,666	0.26%
Biogen Idec Inc. *	12,700	728,472	0.47%
Bristol-Myers Squibb Company	46,010	1,228,467	0.80%
Celanese Corporation	13,245	421,853	0.27%
Colgate Palmolive Company	16,779	1,430,578	0.93%
E.I. du Pont de Nemours and Company	8,600	320,264	0.21%
Eastman Chemical Company	4,900	312,032	0.20%
Ecolab Inc.	5,940	261,063	0.17%
Forest Laboratories, Inc. *	23,706	743,420	0.48%
Gilead Sciences, Inc. *	29,237	1,329,699	0.86%
GlaxoSmithKline plc **	19,391	746,941	0.49%
Johnson & Johnson	21,577	1,406,820	0.92%
Lilly, Eli and Company	20,600	746,132	0.49%
Merck & Co., Inc.	9,970	372,380	0.24%
Novo Nordisk A/S **	2,825	217,864	0.14%
Pfizer Inc.	42,500	728,875	0.47%
PPG Industries, Inc.	4,700	307,380	0.20%
Praxair, Inc.	3,440	285,520	0.19%
Sanofi-Aventis **	20,100	750,936	0.49%
The Dow Chemical Company	19,725	583,268	0.38%
The Procter & Gamble Company	10,276	650,163	0.42%
		18,296,244	11.89%
Communications:
AMERICAN TOWER CORPORATION *	8,695	370,494	0.24%
DIRECTV *	5,730	193,731	0.13%
NII Holdings, Inc. *	16,445	685,099	0.45%
Qwest Communications International Inc.	66,400	346,608	0.22%
		1,595,932	1.04%
Depository Institutions:
Credit Suisse Group **	19,800	1,017,324	0.66%
JPMorgan Chase & Co.	21,500	962,125	0.63%
U.S. Bancorp	6,920	179,090	0.12%
		2,158,539	1.41%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2010

		Fair Value
Common Stock:	Share or Principal Amount	Amount	Percentage of Net Assets
Durable Goods, Wholesale:
BorgWarner Inc. *	2,105	$80,369	0.05%
Patterson Companies, Inc.	9,705	301,340	0.20%
Reliance Steel & Aluminum Co.	6,400	315,072	0.20%
		696,781	0.45%
Eating and Drinking Places:
McDonald’s Corporation	17,240	1,150,253	0.75%
The Cheesecake Factory Incorporated *	25,178	681,317	0.44%
		1,831,570	1.19%
Educational Services:
Apollo Group, Inc. *	9,050	554,674	0.36%
Devry Inc.	9,900	645,480	0.42%
ITT Educational Services, Inc. *	12,516	1,407,800	0.92%
		2,607,954	1.70%
Electric, Gas, and Sanitary Services:
Ameren Corporation	11,900	310,352	0.20%
CMS Energy Corporation	21,300	329,298	0.21%
Constellation Energy Group, Inc.	8,500	298,435	0.19%
DTE Energy Company	6,800	303,280	0.20%
Edison International	9,000	307,530	0.20%
FirstEnergy Corp.	8,400	328,356	0.21%
Integrys Energy Group, Inc.	6,865	325,264	0.21%
NiSource Inc.	21,400	338,120	0.22%
NV Energy, Inc.	26,200	323,046	0.21%
Pinnacle West Capital Corporation	8,900	335,797	0.22%
QUESTAR CORPORATION	8,390	362,448	0.24%
Teco Energy, Inc.	19,800	314,622	0.21%
		3,876,548	2.52%
Electronic and Other Electric Equipment:
Altera Corporation	70,614	1,716,626	1.12%
Amphenol Corporation	34,990	1,476,228	0.96%
ASML Holding N.V. **	30,400	1,076,160	0.70%
Broadcom Corporation	20,782	689,547	0.45%
Cisco Systems, Inc. *	64,705	1,684,271	1.10%
Cree, Inc. *	2,270	159,399	0.10%
Dolby Laboratories, Inc. *	18,000	1,056,060	0.69%
Emerson Electric Co.	16,829	847,172	0.55%
General Electric Company	15,310	278,642	0.18%
Intel Corporation	105,695	2,352,771	1.53%
NetApp, Inc. *	22,165	721,692	0.47%
Qlogic Corporation *	33,641	682,912	0.44%
Qualcomm Incorporated	14,270	599,197	0.39%
Texas Instruments Incorporated	68,345	1,672,402	1.09%
Varian Semiconductor Equipment Associates, Inc. *	5,515	182,657	0.12%
		15,195,736	9.89%
Engineering, Accounting, Research, Mgmt and Relation Services:
Fluor Corporation	13,600	632,536	0.41%
KBR, Inc.	28,600	633,776	0.41%
		1,266,312	0.82%
Fabricated Metal Products:
Ball Corporation	5,600	298,928	0.19%
Illinois Tool Works, Inc.	14,696	696,003	0.46%
		994,931	0.65%
Food and Kindred Products:
Archer-Daniels-Midland Company	10,000	289,000	0.19%
Bunge Limited **	4,900	301,987	0.20%
General Mills, Inc.	10,305	729,491	0.47%
PepsiCo, Inc.	11,950	790,612	0.51%
The Coca-Cola Company	13,702	753,610	0.49%
		2,864,700	1.86%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2010

		Fair Value
Common Stock:	Share or Principal Amount	Amount	Percentage of Net Assets
Furniture and Fixtures:
Johnson Controls, Inc.	25,840	$852,462	0.55%
		852,462	0.55%
General Merchandise:
BIG LOTS, INC. *	18,105	659,384	0.42%
Costco Wholesale Corporation	12,095	722,192	0.47%
The TJX Companies, Inc.	25,530	1,085,536	0.71%
		2,467,112	1.60%
Health Services:
Covance Inc. *	5,040	309,406	0.20%
		309,406	0.20%
Holding and Other Investment Offices:
Simon Property Group, Inc	1,965	164,864	0.11%
Vornado Realty Trust	2,145	162,377	0.11%
		327,241	0.22%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	15,500	678,280	0.44%
Best Buy Company, Inc.	6,810	289,697	0.19%
		967,977	0.63%
Hotels, Other Lodging Places:
Marriott International, Inc.	10,492	330,708	0.22%
		330,708	0.22%
Industrial Machinery and Equipment:
3M Company	20,136	1,682,766	1.09%
Apple Computer, Inc. *	14,062	3,303,586	2.15%
Cummins Engine, Inc.	13,050	808,447	0.53%
Deere & Company	8,570	509,572	0.33%
Eaton Corporation	18,433	1,396,668	0.91%
EMC Corporation *	66,779	1,204,693	0.78%
Flowserve Corporation	8,546	942,367	0.61%
Hewlett-Packard Company	44,447	2,362,358	1.54%
INGERSOLL-RAND PLC **	7,660	267,104	0.17%
International Business Machines Corporation	20,977	2,690,300	1.75%
Joy Global Inc.	22,825	1,291,895	0.84%
National Oilwell Varco, Inc.	16,400	665,512	0.43%
Parker-Hannifin Corporation	14,350	929,019	0.60%
Pentair, Inc.	5,280	188,074	0.13%
Pitney Bowes, Inc.	26,000	635,700	0.42%
Rockwell Automation, Inc.	6,425	362,113	0.24%
SanDisk Corporation *	20,432	707,560	0.46%
Seagate Technology * **	35,291	644,414	0.42%
Varian Medical Systems, Inc. *	8,440	466,985	0.30%
Western Digital Corporation *	41,600	1,621,984	1.05%
		22,681,117	14.75%
Instruments and Related Products:
Covidien public limited company **	8,370	420,843	0.27%
Danaher Corporation	3,635	290,473	0.19%
Medtronic, Inc.	24,930	1,122,598	0.73%
Mindray Medical International Limited **	4,990	181,736	0.12%
Stryker Corporation	5,510	315,282	0.21%
Thermo Fisher Scientific Inc. *	18,325	942,638	0.61%
		3,273,570	2.13%
Insurance Carriers:
Ace LTD. **	18,500	967,550	0.63%
Assurant, Inc.	28,500	979,830	0.64%
CIGNA Corporation	20,600	753,548	0.49%
Humana Inc. *	15,600	729,612	0.47%
Lincoln National Corporation	7,245	222,422	0.14%
Metlife Capital Trust, Inc.	22,900	992,486	0.65%
Prudential Financial, Inc.	20,070	1,214,235	0.79%
The Chubb Corporation	18,200	943,670	0.61%
The Traverlers Companies, Inc.	17,400	938,556	0.61%
UnitedHealth Group Incorporated	41,559	1,357,733	0.88%
Wellpoint, Inc. *	21,388	1,376,959	0.90%
		10,476,601	6.81%
Leather and Leather Products:
Coach, Inc.	17,475	690,612	0.45%
		690,612	0.45%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2010

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Metal Mining:
Cliffs Natural Resources Inc.	4,200	$297,990	0.19%
Freeport-McMoran Copper & Gold	1,915	159,979	0.10%
		457,969	0.29%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	17,105	654,779	0.43%
Mattel, Inc	29,727	675,992	0.44%
		1,330,771	0.87%
Miscellaneous Retail:
Amazon.com, Inc. *	2,700	366,471	0.24%
Dick's Sporting Goods, Inc. *	7,945	207,444	0.13%
Dollar Tree, Inc. *	30,853	1,827,115	1.19%
priceline.com Incorporated *	5,672	1,446,360	0.94%
Tiffany & Co.	15,177	720,756	0.47%
		4,568,146	2.97%
Motion Pictures:
The Walt Disney Company	12,185	425,378	0.28%
		425,378	0.28%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	50,264	1,453,635	0.95%
McKesson Corporation	25,304	1,662,979	1.08%
Medco Health Solutions, Inc. *	5,035	325,060	0.21%
NIKE, Inc.-Class B	6,295	462,683	0.30%
The Mosaic Company	2,215	134,605	0.09%
		4,038,962	2.63%
Oil and Gas Extraction:
Apache Corporation	1,805	183,208	0.12%
Devon Energy Corporation	4,780	307,975	0.20%
ENCANA CORPORATION **	22,000	682,660	0.44%
Eni S.p.A **	14,000	657,020	0.43%
ENSCO International Incorporated **	15,100	676,178	0.44%
Helmerich & Payne, Inc.	14,288	544,087	0.36%
Occidental Petroleum Corporation	23,735	2,006,557	1.31%
Patterson-UTI Energy, Inc.	43,800	611,886	0.40%
Royal Dutch Shell PLC **	11,800	682,748	0.44%
Schlumberger N.V. (Schlumberger Limited) **	5,385	341,732	0.22%
Tailsman Energy Inc. **	36,800	627,808	0.41%
Total SA **	11,700	678,834	0.44%
Transocean, Inc. * **	10,716	925,648	0.60%
		8,926,341	5.81%
Paper and Allied Products:
International Paper Company	11,900	292,859	0.19%
Kimberly-Clark Corporation	11,655	732,866	0.48%
		1,025,725	0.67%
Petroleum Refining and Related Industries:
Ashland Inc.	5,900	311,343	0.20%
BP PLC-Spons ADR **	12,100	690,547	0.45%
Chevron Corporation	9,192	697,029	0.45%
ConocoPhillips	13,200	675,444	0.44%
Exxon Mobil Corporation	10,100	676,498	0.44%
Marathon Oil Corporation	21,800	689,752	0.45%
		3,740,613	2.43%
Primary Metal Industries:
Allegheny Technologies Incorporated	2,785	150,362	0.10%
Corning Incorporated	55,206	1,115,713	0.73%
Precision Castparts Corp.	1,595	202,102	0.13%
United States Steel Corporation	3,225	204,852	0.13%
		1,673,029	1.09%
Printing, Publishing and Allied Lines:
The McGraw-Hill Companies, Inc.	18,284	651,825	0.42%
		651,825	0.42%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2010

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Railroad Transportation:
CSX Corporation	5,585	$284,277	0.18%
		284,277	0.18%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	20,800	943,488	0.61%
Blackrock, Inc.	765	166,586	0.11%
Franklin Resources, Inc.	14,740	1,634,666	1.06%
T. Rowe Price Group, Inc.	24,200	1,329,306	0.86%
The Charles Schwab Corporation	53,500	999,915	0.65%
The Goldman Sachs Group, Inc.	11,865	2,024,525	1.32%
		7,098,486	4.61%
Transportation Equipment:
Autoliv, Inc.	16,080	828,602	0.54%
FORD MOTOR COMPANY *	50,400	633,528	0.41%
Harsco Corporation	20,000	638,800	0.42%
Honeywell International Inc.	6,730	304,667	0.20%
Lockheed Martin Corporation	8,612	716,691	0.46%
The Boeing Company	4,800	348,528	0.23%
		3,470,816	2.26%
Total common stocks (cost $129,583,340)		150,558,914	97.93%
Short-Term Investments:
AIM Money market funds (.09125% at March 31, 2010)	2,835,458	2,835,458	1.84%
Total short-term investments (cost $2,835,458)		2,835,458	1.84%
Total investments (cost $132,418,798)		153,394,372	99.77%
Other assets and liabilities, net		350,759	0.23%
Total net assets		$153,745,131	100.00%

* Presently not producing dividend income
** Foreign Investments (8.65% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2010.

Level 1 -	Quoted Prices	$153,394,372
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$153,394,372

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By	/s/ David R. Carpenter
David R. Carpenter
Principal Executive Officer

Date: May 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David R. Carpenter
David R. Carpenter
Principal Executive Officer

Date: May 4, 2010

/s/ Robert D. Brearton
Robert D. Brearton
Principal Financial Officer

Date: May 4, 2010

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically